Employee Benefit Arrangements - Level 3 Plan Assets (Detail) (Pension Plans, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	$ 1,193.5		$ 993.6
Settlements	0		(4.3)
Fair value of plan assets, ending balance	1,371.7		1,193.5
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	171.3	[1]	146.5
Actual Return on Plan Assets, Held at Year-end	9.3		6.8
Actual Return on Plan Assets, Sold During Year	0.3		(0.1)
Purchases	13.4		21.6
Issuances	0		0
Sales	(3.9)		(3.5)
Settlements	0		0
Transfers in to Level 3	0		0
Transfers out of Level 3	0		0
Fair value of plan assets, ending balance	190.4	[2]	171.3	[1]
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	(0.8)		(0.9)
Actual Return on Plan Assets, Held at Year-end	0		0
Actual Return on Plan Assets, Sold During Year	0		0
Purchases	0		0.1
Issuances	0		0
Sales	0.8		0
Settlements	0		0
Transfers in to Level 3	0		0
Transfers out of Level 3	0		0
Fair value of plan assets, ending balance	0		(0.8)
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	62.0		54.1
Actual Return on Plan Assets, Held at Year-end	(0.4)		2.4
Actual Return on Plan Assets, Sold During Year	0		0
Purchases	5.8		5.5
Issuances	0		0
Sales	0		0
Settlements	0		0
Transfers in to Level 3	0		0
Transfers out of Level 3	0		0
Fair value of plan assets, ending balance	67.4		62.0
Limited partnerships/corporations | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	110.1		93.3
Actual Return on Plan Assets, Held at Year-end	9.7		4.4
Actual Return on Plan Assets, Sold During Year	0.3		(0.1)
Purchases	7.6		16.0
Issuances	0		0
Sales	(4.7)		(3.5)
Settlements	0		0
Transfers in to Level 3	0		0
Transfers out of Level 3	0		0
Fair value of plan assets, ending balance	$ 123.0		$ 110.1

[1]	Level 3 net assets accounted for 14.4% of total net assets measured at fair value on a recurring basis.
[2]	Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.